FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 22,135	$ 21,889
Disclosure of financial liabilities [line items]
Financial liabilities	50,619	47,413
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	191	170
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	167	187
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	50,261	47,056
FVTPL
Disclosure of financial assets [line items]
Financial assets	878	937
FVOCI
Disclosure of financial assets [line items]
Financial assets	4,572	4,767
Amortized cost
Disclosure of financial assets [line items]
Financial assets	16,685	16,185
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	7,010	8,551
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	191	170
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	167	187
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	6,652	8,194
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	43,609	38,862
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	43,609	38,862
Provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	6,756	8,140
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	3,329	3,239
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,329	3,239
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	7,148	6,279
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	7,148	6,279
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	11,658	12,371
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	878	937
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	4,572	4,767
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 6,208	$ 6,667